OTHER NON-CURRENT ASSETS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
OTHER NON-CURRENT ASSETS
Deposit-long-term	¥ 6,249	$ 906	¥ 6,232
Advance to hospitals-noncurrent	1,002	145	1,104
Others	7,842	1,137	13,440
Other non-current assets	¥ 15,093	$ 2,188	¥ 20,776